Commitments, contingencies and guarantees - Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2013	Mar. 31, 2013
Contingencies And Commitments [Line Items]
Collateral held in connection with standby letters of credit and other guarantees	¥ 6,633	¥ 6,374